Pensions and Other Post Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Pensions and Other Post Retirement Benefits
Schedule of changes in benefit obligations and plan assets

			Other
			Post-Retirement
	Pension Benefits		Benefits
($ millions)	2022	2021	2022	2021
Change in benefit obligation
Benefit obligation at beginning of year	8 303	8 682	672	690
Current service costs	263	302	19	19
Plan participants’ contributions	17	17	-	-
Benefits paid	(367)	(350)	(28)	(27)
Interest costs	246	222	20	18
Foreign exchange	(2)	(6)	-	-
Settlements	10	11	-	-
Actuarial remeasurement:
Experience (gain) loss arising on plan liabilities	(86)	(1)	3	(1)
Actuarial gain arising from changes in demographic assumptions	-	(2)	-	-
Actuarial gain arising from changes in financial assumptions	(2 229)	(572)	(167)	(27)
Benefit obligation at end of year	6 155	8 303	519	672

Change in plan assets
Fair value of plan assets at beginning of year	7 701	7 305	-	-
Employer contributions	61	(11)	-	-
Plan participants’ contributions	17	17	-	-
Benefits paid	(347)	(325)	-	-
Foreign exchange	(4)	(5)	-	-
Settlements	10	11	-	-
Administrative costs	(2)	(2)	-	-
Income on plan assets	225	181	-	-
Actuarial remeasurement:
Return on plan assets greater / (less) than discount rate	(1 190)	530	-	-
Fair value of plan assets at end of year	6 471	7 701	-	-

Effect of the asset ceiling	187	-	-	-
Net surplus / (unfunded obligation) at end of year	129	(602)	(519)	(672)

Schedule of defined benefit plan expenses

			Other
			Post-Retirement
	Pension Benefits		Benefits
($ millions)	2022	2021	2022	2021
Analysis of amount charged to earnings:
Current service costs	263	302	19	19
Interest costs	21	41	20	18
Defined benefit plans expense	284	343	39	37
Defined contribution plans expense	95	94	-	-
Total benefit plans expense charged to earnings	379	437	39	37

Components of defined benefit costs recognized in Other Comprehensive Income:

			Other
			Post-Retirement
	Pension Benefits		Benefits
($ millions)	2022	2021	2022	2021

Actuarial (gain) / loss arising from changes in experience	(86)	(1)	3	(1)
Actuarial gain arising from changes in financial assumptions	(2 229)	(572)	(167)	(27)
Actuarial gain arising from changes in demographic assumptions	-	(2)	-	-
Benefit Obligation gains	(2 315)	(575)	(164)	(28)
Return on plan assets (greater) / less than discount rate (excluding amounts included in net interest expense)	1 190	(530)	-	-
Effect of the asset ceiling	187	-	-	-
Plan assets loss / (gain)	1 377	(530)	-	-
Actuarial gain recognized in other comprehensive income	(938)	(1 105)	(164)	(28)

Schedule of weighted average actuarial assumptions

			Other
			Post-Retirement
	Pension Benefits		Benefits
	December 31	December 31	December 31	December 31
(%)	2022	2021	2022	2021
Discount rate	5.10	2.90	5.10	2.90
Rate of compensation increase	3.00	3.00	3.00	3.00

Summary of sensitivity analysis for actuarial assumptions

	Pension Benefits
($ millions)	Increase	Decrease
1% change in discount rate
Effect on the aggregate service and interest costs	(25)	32
Effect on the benefit obligations	(693)	871

	Other
	Post-Retirement
	Benefits
($ millions)	Increase	Decrease
1% change in discount rate
Effect on the benefit obligations	(53)	64
1% change in health care cost
Effect on the aggregate service and interest costs	1	(1)
Effect on the benefit obligations	27	(23)

Schedule of weighted average pension plan asset allocations based on market value

The company’s weighted average pension plan asset allocations, based on market values as at December 31, are as follows:

(%)	2022	2021
Equities	52	48
Fixed income	27	38
Plan assets, comprised of:
– Real Estate	21	14
Total	100	100